Promissory Notes - Additional Information (Details) $ / shares in Units, shares in Millions							3 Months Ended	6 Months Ended		12 Months Ended
	Oct. 25, 2021 USD ($) $ / shares	Feb. 24, 2021 USD ($)	Nov. 10, 2020 USD ($) installment	May 13, 2020 USD ($) installment	May 03, 2020 USD ($) installment	May 01, 2020 USD ($) installment	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Oct. 31, 2022 USD ($)	Jun. 30, 2020 USD ($)	Apr. 10, 2020 USD ($)	Mar. 31, 2020 lease
Debt Instrument [Line Items]
Weighted average interest rate								3.70%		4.00%	1.40%
Principal								$ 33,598,000		$ 57,811,000	$ 565,000
Interest rate in the event of default								18.00%
Shares issued upon conversion of debt (in shares) | shares										45.9
Operating lease liability								$ 17,564,000		$ 12,733,000	100,000
Unpaid consideration								$ 0	$ 220,000,000	295,000,000	$ 27,000,000	$ 9,132,000
Terminated and Vacated Lease
Debt Instrument [Line Items]
Number of leases | lease																1
Operating lease liability														$ 900,000
YA II PN, Ltd
Debt Instrument [Line Items]
Carrying amount of convertible note													$ 16,700,000
Convertible Debenture
Debt Instrument [Line Items]
Principal and accrued and unpaid interest										$ 17,600,000
Shares issued upon conversion of debt (in shares) | shares										9.4
Interest expense										$ 600,000
Convertible Debenture | Convertible Debenture
Debt Instrument [Line Items]
Interest rate in the event of default	18.00%
Convertible Debenture | Convertible Debenture | YA II PN, Ltd
Debt Instrument [Line Items]
Principal	$ 75,000,000.0
Proceeds from notes payable	$ 75,000,000.0
Interest rate of convertible note	4.00%
Interest rate in the event of default	18.00%
Conversion price (in dollars per share) | $ / shares	$ 1.88
Redemption of unpaid principal per month	$ 8,300,000
Principal and accrued and unpaid interest										$ 17,500,000
YA II PN Note 4
Debt Instrument [Line Items]
Shares converted (in shares) | shares										45.9
YA II PN Note 4 | Convertible Debenture
Debt Instrument [Line Items]
Principal										$ 80,000,000
Interest rate of convertible note										4.00%
Conversion price (in dollars per share) | $ / shares										$ 4.95
Small Business Association Paycheck Protection Program
Debt Instrument [Line Items]
Interest rate of convertible note						1.00%									1.00%
Number of installments | installment			18			18
Carrying amount of convertible note						$ 100,000									$ 300,000
Installment payable			$ 18,993			$ 7,000
Payments of principal and interest										$ 31,674
Delaware Board Of Trade Holdings Inc
Debt Instrument [Line Items]
Interest rate of convertible note				0.25%			4.00%		4.00%
Interest expense							$ 100,000
Initial amount paid				$ 30,000
Unsecured promissory note				$ 60,000
Number of installments | installment				2
Operating lease liability														$ 900,000
US Hybrid | Paycheck Protection Program | Unsecured Debt
Debt Instrument [Line Items]
Interest rate of convertible note		1.00%
Unpaid consideration		$ 500,000
Loan forgiveness period		2 months
Deferment period		10 months
WAVE | Paycheck Protection Program | Unsecured Debt
Debt Instrument [Line Items]
Interest rate of convertible note					1.00%
Number of installments | installment					18
Installment payable					$ 12,630
Unpaid consideration					$ 300,000